Description of the Business (Details Textual)	12 Months Ended
Dec. 31, 2013
Business Combination Segment Allocation [Line Items]
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Foreign Countries Percentage	91.00%
Arthrex [Member]
Business Combination Segment Allocation [Line Items]
Percentage of accounts receivable	92.00%
Concentration Risk, Percentage	48.00%
Arthrex [Member] | Angel [Member]
Business Combination Segment Allocation [Line Items]
Concentration Risk, Percentage	100.00%